Property and Equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property and Equipment [Abstract]
Depreciation expenses	¥ 1,428	$ 204	¥ 4,508	¥ 5,316